ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 13,119	$ 12,342
IVA receivables current	8,863	9,666
IVA receivables noncurrent	4,256	2,676
El Cubo [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	302	978
IVA receivables noncurrent	165
Guanacevi [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	8,067	$ 7,714
IVA receivables noncurrent	1,434
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 2,657